Prudential Investment Portfolios 2

PGIM Core Short-Term Bond Fund

PGIM Core Ultra Short Bond Fund

(each a "Fund" and collectively the "Funds")

Supplement dated November 30, 2021

to each Fund's Currently Effective Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with each Fund's Prospectus and Statement of Additional Information, as

applicable, and retain it for future reference.

Effective immediately, Ms. Ann Vilasuso is no longer serving as a portfolio manager for the Funds.

To reflect this change, all references to Ms. Vilasuso are hereby removed from each Fund's Prospectus and Statement of Additional Information (SAI) effective immediately.

LR1391